SHARE-BASED COMPENSATION - Stock Based Compensation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 6,196
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	2,982
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 3,214